Note 11 - Stock Incentive Plan (Details Textual)							12 Months Ended
	Nov. 06, 2025 shares	Nov. 12, 2024 shares	Nov. 10, 2023 shares	Nov. 03, 2022 shares	Nov. 19, 2021 shares	May 31, 2018 shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Nov. 30, 2022 shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period							63,850	60,100	59,100
Share-Based Payment Arrangement, Expense | $							$ 801,243	$ 954,087	$ 797,984
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period							0	750	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value | $ / shares								$ 14.63
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Granted in Period, Fair Value | $							$ 819,196	$ 918,929	$ 884,727
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $							685,100	$ 1,164,319	$ 791,881
May 2018 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized						150,000
Share Based Compensation Arrangement By Share Based Payment Awarded Term						5 years
May 2018 Plan [Member] | Restricted Stock [Member] | The 21 Key Persons [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period					49,650
Number of Key People Issued Awards					21
May 2018 Plan [Member] | Restricted Stock [Member] | The 21 Key Persons [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage					50.00%
May 2018 Plan [Member] | Restricted Stock [Member] | The 21 Key Persons [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage					50.00%
May 2018 Plan [Member] | Restricted Stock [Member] | Officers and Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period				29,600	27,700
May 2018 Plan [Member] | Restricted Stock [Member] | Eurobulk Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period				29,000	21,950
May 2018 Plan [Member] | Restricted Stock [Member] | The 30 Key Persons [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period				58,600
Number of Key People Issued Awards				30
May 2018 Plan [Member] | Restricted Stock [Member] | The 30 Key Persons [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage				50.00%
May 2018 Plan [Member] | Restricted Stock [Member] | The 30 Key Persons [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage				50.00%
November 2022 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized										200,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount | $							$ 1,142,457
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition							9 months 7 days
November 2022 Plan [Member] | Restricted Stock [Member] | Officers and Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period	28,200	29,600	29,600
November 2022 Plan [Member] | Restricted Stock [Member] | Eurobulk Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period	35,650	30,500	29,500
November 2022 Plan [Member] | Restricted Stock [Member] | The 31 Key Persons [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period			59,100
Number of Key People Issued Awards			31
November 2022 Plan [Member] | Restricted Stock [Member] | The 31 Key Persons [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage			50.00%
November 2022 Plan [Member] | Restricted Stock [Member] | The 31 Key Persons [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage			50.00%
November 2022 Plan [Member] | Restricted Stock [Member] | The 32 Key Persons [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period		60,100
Number of Key People Issued Awards		32
November 2022 Plan [Member] | Restricted Stock [Member] | The 32 Key Persons [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage		50.00%
November 2022 Plan [Member] | Restricted Stock [Member] | The 32 Key Persons [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage		50.00%
November 2022 Plan [Member] | Restricted Stock [Member] | The 38 Key Persons [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period	63,850
Number of Key People Issued Awards	38
November 2022 Plan [Member] | Restricted Stock [Member] | The 38 Key Persons [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage	50.00%
November 2022 Plan [Member] | Restricted Stock [Member] | The 38 Key Persons [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage	50.00%